Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Parenthetical) (The Trading Companies Of The Frontier Fund [Member])	12 Months Ended
	Dec. 31, 2011 Total Return Option Basket Swap (Termination Date 11/6/12) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]	Dec. 31, 2011 Options Purchased [Member] Crude Oil, Light Settling 12/1/2012, Call @ 9,400 (Number Of Contracts: 56) [Member]	Dec. 31, 2011 Options Purchased [Member] Euro Settling 3/1/2012, Put @ 1,335 (Number Of Contracts: 140) [Member]	Dec. 31, 2011 Options Purchased [Member] Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]	Dec. 31, 2011 Options Purchased [Member] S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]	Dec. 31, 2010 Options Purchased [Member] Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]	Dec. 31, 2010 Options Purchased [Member] Copper @ LME Settling 3/1/2011, Call @ 8,500 (Number Of Contracts: 133) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 1,975 (Number Of Contracts: 55) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 1,900 (Number Of Contracts: 55) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 2,100 (Number Of Contracts: 54) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Silver @ Comex Settling 3/1/2011 (Number Of Contracts: 164) [Member]	Dec. 31, 2011 Options Written [Member] S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Number of Contracts		52	153	229	48	3,001	500	215	841	841	1,002	393	1,612	1,657	3,715	2,000	4,149	1,359	152	1,525	176	549	2,735	31	169	167	112	56	140	112	560	131	133	55	55	54	229	48	355	1,505	987	373	1,660	152	1,123	288	3,501	7,297	4,955	3,239	1,550	3,482	265	204	164	1,737
Settling		Jan. 01, 2012	Jan. 26, 2012	Feb. 15, 2012	Jun. 20, 2012	May 01, 2011	Jul. 01, 2011	Mar. 16, 2011	Nov. 01, 2012	Jan. 01, 2013	Sep. 01, 2013	Sep. 01, 2012	Apr. 01, 2011	Mar. 01, 2011	Apr. 01, 2011	May 01, 2011	Dec. 01, 2012	Dec. 01, 2015	Dec. 01, 2013	Dec. 01, 2012	Sep. 01, 2012	Sep. 01, 2011	May 01, 2011	Mar. 01, 2011	Mar. 01, 2012	Mar. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Mar. 01, 2012	Mar. 01, 2012	Mar. 01, 2012	Mar. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Feb. 15, 2012	Jun. 20, 2012	Mar. 01, 2012	Dec. 01, 2012	Dec. 01, 2013	Jun. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Jul. 01, 2012	Sep. 01, 2012	Mar. 01, 2011	Feb. 01, 2011	Dec. 01, 2011	Feb. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Mar. 16, 2011	Mar. 01, 2011	Mar. 01, 2012
Call																												9,400				8,400	8,500	1,975	1,900	2,100
Put																									7,000	7,300	6,600		1,335	1,360	1,200																									4,100
Termination date	Nov. 06, 2012